Note 7 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense

The table below presents the components of the income tax expense (in thousands):

	Year Ended December 31,
	2023	2024	2025
Current income taxes	$(7,227)	$(10,757)	$(18,950)
Deferred income taxes	531	(6,884)	2,016
Income tax expense	$(6,697)	$(17,642)	$(16,934)

Reconciliation of Differences Between Expected Income Tax Expense Expressed as Accounting Profit Multiplied by Corporate Income Tax Rate and Actual Income Tax Expense	As Opera is headquartered in Norway and a significant portion of its taxable income is generated by Opera Norway AS, a Norwegian subsidiary, the reconciliation below compares income tax expense calculated at the Norwegian statutory corporate income tax rate of 22% with Opera’s reported income tax expense (in thousands, except for percentages):

	Year Ended December 31,
	2023		2024		2025
	Amount	Effective Tax Rate (1)	Amount	Effective Tax Rate (1)	Amount	Effective Tax Rate (1)
Income before income taxes	$159,997		$98,412		$125,216
Tax using the Norwegian tax rate of 22%	(35,199)	22.0%	(21,651)	22.0%	(27,548)	22.0%
Differences between computed tax rate and effective tax rate due to:
Different tax rates of subsidiaries operating in other jurisdictions	5,346	(3.3)	7,945	(8.1)	8,738	(7.0)
Pillar Two top-up taxes	—	—	—	—	(939)	0.8
Changes in tax rates	(64)	—	2	—	(8)	—
Non-deductible expenses	(4,588)	2.9	(3,861)	3.9	(4,831)	3.9
Tax-exempt income	23,149	(14.5)	2,986	(3.0)	8,399	(6.7)
Foreign withholding taxes	270	(0.2)	(138)	0.1	(7)	—
Recognition and derecognition of deferred tax assets	4,848	(3.0)	(1,554)	1.6	482	(0.4)
Changes in estimates related to prior years	(67)	—	48	—	(503)	0.4
Movements in exchange rates	(391)	0.2	(1,419)	1.4	(718)	0.6
Income tax expense at effective tax rate	$(6,697)	4.2%	$(17,642)	17.9%	$(16,934)	13.5%

_______________

(1)
Percentages have been rounded for presentation purposes and may differ from unrounded results.

Reconciliation of Deferred Taxes by Type of Temporary Differences

The following table shows a reconciliation of deferred taxes by type of temporary differences (in thousands):

	Property and Equipment	Intangible Assets	Trade Receivables	Equity Awards	Intra-group Interest Expenses Carried Forward	Tax Losses Carried Forward	Other	Total
Net deferred tax asset (liability) as of January 1, 2024	$(38)	$(19,978)	$367	$4,094	$7,648	$5,247	$979	$(1,679)
Income (expense) recognized in the Statement of Operations	(1,188)	568	(346)	(401)	(1,497)	(4,081)	61	(6,884)
Expense recognized in the Statement of Comprehensive Income	—	—	—	—	—	—	(55)	(55)
Deferred tax benefit recognized in equity	—	—	—	993	—	—	—	993
Net deferred tax asset (liability) as of December 31, 2024	(1,226)	(19,410)	21	4,686	6,151	1,166	985	(7,626)
Income (expense) recognized in the Statement of Operations	(644)	568	(25)	2,133	(864)	587	262	2,016
Expense recognized in the Statement of Comprehensive Income	—	—	—	—	—	—	88	88
Deferred tax benefit recognized in equity	—	—	—	(2,105)	—	—	—	(2,105)
Net deferred tax asset (liability) as of December 31, 2025	$(1,870)	$(18,842)	$(4)	$4,714	$5,287	$1,753	$1,335	$(7,627)

Deferred Tax Assets and Liabilities

After offsetting deferred tax assets and liabilities within the same tax jurisdiction, the following amounts are presented in the Statement of Financial Position (in thousands):

	As of December 31,
	2024	2025
Deferred tax assets	$1,063	$1,585
Deferred tax liabilities	$8,689	$9,212